UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        601 Technology Drive, Suite 310
                Canonsburg, PA 15317

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew I. Clark
Title:          Chief Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  Andrew I. Clark       Canonsburg, Pennsylvania        November 14, 2012

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         38

Form 13F Information Table Value Total:         $817,262,553

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

Altisource Portfolio  Soluti Com    L0175J104     8,450,258     97,974  Sole                 0    97,974
American International Group Com    026874784    33,982,737  1,036,375  Sole           520,275   516,100
Applied DNA Sciences Inc.    Com    03815U102        12,700     50,000  Sole                 0    50,000
Bank of New York Mellon Corp Com    064058100    19,003,447    840,117  Sole           416,575   423,542
Barrick Gold Corp.           Com    067901108     7,536,510    180,472  Sole                 0   180,472
Berkshire Hathaway Inc. Clas Com    084670702    30,404,568    344,723  Sole            90,550   254,173
Chemtura Corp.               Com    163893209    68,673,787  3,988,025  Sole         2,914,425 1,073,600
Cisco Systems                Com    17275R102    42,481,962  2,224,769  Sole         1,597,825   626,944
Citigroup Inc.               Com    172967424    65,721,329  2,008,598  Sole         1,396,875   611,723
Clearwire Corp.              Com    18538Q105     1,445,317  1,078,595  Sole           373,200   705,395
Corning Inc.                 Com    219350105    25,983,282  1,975,915  Sole         1,498,250   477,665
Dana Holding Corp            Com    235825205     3,511,650    285,500  Sole           282,500     3,000
DirecTV Class A              Com    25490A309    11,192,059    213,426  Sole                 0   213,426
Dish Network Corp.           Com    25470M109    47,093,150  1,538,489  Sole         1,143,325   395,164
Domtar Inc.                  Com    257559203    37,664,850    481,094  Sole           314,700   166,394
Dusa Pharmaceuticals Inc.    Com    266898105       374,129     55,100  Sole            55,100         0
Ebay Inc.                    Com    278642103    12,471,092    257,827  Sole             3,700   254,127
Fairchild Semiconductor      Com    303726103    17,955,940  1,368,593  Sole         1,368,593         0
Goldman Sachs                Com    38141G104    20,619,733    181,384  Sole            66,775   114,609
Google Inc.                  Com    38259P508    80,234,285    106,341  Sole            75,560    30,781
Health Net Inc.              Com    42222G108    10,921,289    485,175  Sole            17,400   467,775
JP Morgan Chase & Co.        Com    46625H100    56,044,236  1,384,492  Sole           830,050   554,442
Mastercard Inc.              Com    57636Q104    13,633,488     29,898  Sole               440    29,458
MetroPCS Communications Inc. Com    591708102    22,891,879  1,954,900  Sole         1,954,900         0
Municipal Mtg & Eqty         Com    62624B101       429,987  1,508,725  Sole                 0 1,508,725
News Corp - Class B          Com    65248E203       464,193     18,725  Sole            18,725         0
News Corporation             Com    65248E104    53,780,999  2,194,695  Sole         1,156,275 1,038,420
ON Semiconductor Corp.       Com    682189105       157,771     25,550  Sole            16,450     9,100
Performance Technologies Inc Com    71376K102     1,951,622  1,394,115  Sole         1,394,115         0
Rock-Tenn Co.                Com    772739207    22,025,366    305,145  Sole           302,295     2,850
Spartech Corp.               Com    847220209     8,213,053  1,535,150  Sole         1,528,350     6,800
Sprint Nextel                Com    852061100    18,552,676  3,360,992  Sole         1,625,700 1,735,292
Time Warner Inc.             Com    887317303    20,961,906    462,378  Sole           180,625   281,753
TRW Automotive Holdings Corp Com    87264S106    31,656,093    724,230  Sole           471,050   253,180
US Bancorp                   Com    902973304    13,785,341    401,905  Sole                 0   401,905
Walt Disney Co.              Com    254687106     6,504,939    124,425  Sole                 0   124,425
Wells Fargo & Co             Com    949746101       234,804      6,800  Sole                 0     6,800
Western Digital Corp         Com    958102105       240,126      6,200  Sole             3,950     2,250

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